Segment information and revenue analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES	$ 1,437,848	$ 280,000
Discontinued Operations [Member]
REVENUES		2,589,823	5,505,734
Standard Cloud Based Services [Member] | Discontinued Operations [Member]
REVENUES		879,873	2,100,610
B P O Services [Member] | Discontinued Operations [Member]
REVENUES		1,092,397	2,001,452
Business Integration Services [Member] | Discontinued Operations [Member]
REVENUES		422,605	1,326,009
Other Revenues [Member] | Discontinued Operations [Member]
REVENUES		$ 194,948	$ 77,663